Income Taxes Income Taxes (Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense at statutory rate	35.00%	35.00%	35.00%
State taxes, net of federal tax	(0.40%)	1.70%	2.50%
Nondeductible termination fee on management services agreement	(157.60%)	0.00%	0.00%
Nondeductible capitalized transaction costs	(3.80%)	0.00%	0.00%
Nondeductible compensation expense	(8.10%)	0.00%	0.00%
Nondeductible (permanent) items - other	(1.30%)	(1.00%)	(0.20%)
IRC Section 199 manufacturing deduction	17.00%	0.00%	0.00%
Changes in tax rates	(11.20%)	0.50%	0.20%
Indemnity tax asset	0.00%	(0.50%)	(1.10%)
Uncertain tax positions	0.00%	1.50%	3.00%
Other items	(3.70%)	0.80%	(2.50%)
Valuation allowance	1.20%	(2.30%)	(2.10%)
Effective income tax rate	(132.90%)	35.70%	34.80%